Segmented information - Property, plant and equipment, net (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Property, plant and equipment	$ 2,998,326	$ 3,117,469
United States
Disclosure of geographical areas [line items]
Property, plant and equipment	1,412,394	1,468,283
Egypt
Disclosure of geographical areas [line items]
Property, plant and equipment	720,397	742,446
New Zealand
Disclosure of geographical areas [line items]
Property, plant and equipment	265,153	261,482
Trinidad
Disclosure of geographical areas [line items]
Property, plant and equipment	155,525	176,256
Canada
Disclosure of geographical areas [line items]
Property, plant and equipment	148,420	154,982
Chile
Disclosure of geographical areas [line items]
Property, plant and equipment	107,495	108,065
Other
Disclosure of geographical areas [line items]
Property, plant and equipment	$ 188,942	$ 205,955